Trade and other receivables	6 Months Ended
Jun. 30, 2026
Trade and other receivables
Trade and other receivables

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

13.Trade and other receivables

	June 30,	December 31,
	2026	2025
	$'m	$'m

Non‑current
Accrued revenue and lease incentive	1.3	2.0
Payment in advance for property, plant and equipment	20.9	22.2
Deferred consideration(a)	96.2	89.3
Withholding tax receivables(b)	26.5	22.3
Other receivables (see note 20)	7.0	—
	151.9	135.8
Current
Trade receivables(c)	124.6	119.6
Less: allowance for expected credit losses	(15.5)	(12.1)
Net trade receivables(d)	109.1	107.5
Other receivables(e)	35.2	33.4
Prepaid land rent	1.5	2.1
Other prepaid expenses	6.5	9.2
Advance payments	32.2	12.4
Withholding tax receivables(b)	3.6	10.1
VAT receivables	8.0	6.7
	196.1	181.4
(a)	Deferred consideration relates to vendor loan notes issued on the disposal of IHS Rwanda and comprised a two-year Rwandan Franc denominated note for $70.0 million (equivalent) bearing interest at 12% per annum and a three-year US dollar denominated zero-coupon note for $24.5 million.
(b)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities. Effective from January 1, 2025, revenue tax withheld by customers in Nigeria with respect to colocation and telecommunication tower services decreased from 10% to 2%. Following this change in regulation, previously impaired revenue withholding tax receivables are reassessed each period to identify which could be utilized in settlement of future tax liabilities which can result in the reversal of previously impaired revenue withholding tax receivables (see note 7).
(c)	Included in trade receivables is $33.0 million (December 31, 2025: $45.2 million) relating to accrued revenue.
(d)	The fair value is equal to their carrying amount.
(e)	Included in other receivables are short-term fixed deposits which are not classified as cash and cash equivalents as these exceed the three month maturity period.

Payment in advance for property, plant and equipment relates to the future supply of tower and tower equipment and fiber assets. All non-current receivables are due within twenty years from the end of the reporting period. All current trade and other receivables are due within the 12 months from the end of the reporting period. The Group does not secure any collateral for its trade receivables.